Taxes On Income (Schedule Of Uncertain Tax Positions) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at the beginning of the year	$ 49,813	$ 46,158
Additions related to interest and currency translation	613	111
Additions based on tax positions taken during a prior period	14,353	373
Reductions related to tax positions taken during a prior period	(19,797)	(1,925)
Reductions related to settlement of tax matters	(12,222)	(1,128)
Additions based on tax positions taken during the current period	14,597	8,920
Reductions related to a lapse of applicable statute of limitation	(510)	(2,474)
Balance at the end of the year	$ 46,847	$ 49,813